Net investment in finance lease - Maturity analysis of lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	$ 440
Less: Interest accretion	(85)
Add: Impact of present value	14
Net investment in lease	369	$ 416	$ 442
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	96
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	96
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	96
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	96
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	$ 56